GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in the carrying amount of goodwill
Balance at beginning of year	$ 154,114	$ 156,488
Goodwill acquired (note 5(a) and 5(b))	51,848	2,702
Foreign currency translation adjustments	12,554	(5,076)
Balance at end of year	218,516	154,114
OEM Solutions
Changes in the carrying amount of goodwill
Balance at beginning of year	101,404
Balance at end of year	111,348	101,404
Enterprise Solutions
Changes in the carrying amount of goodwill
Balance at beginning of year	26,469
Balance at end of year	27,405	26,469
IoT Services
Changes in the carrying amount of goodwill
Balance at beginning of year	26,241
Balance at end of year	$ 79,763	$ 26,241